Assets held for sale and discontinued operations	12 Months Ended
Mar. 31, 2022
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale and discontinued operations
10. Assets held for sale and discontinued operations

The results and cash flows of significant assets or businesses sold during the year are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement. Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if the proceeds less sale costs fall short of the carrying value.
(a) Assets held for sale
The following assets and liabilities were classified as held for sale as at 31 March 2022:

	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m
The Narragansett Electric Company	4,129	(1,658)	2,471
UK Gas Transmission	5,871	(5,530)	341
Net assets held for sale	10,000	(7,188)	2,812
The Narragansett Electric Company
On 17 March 2021, the Group signed an agreement to sell 100% of the share capital of a wholly owned subsidiary, NECO. NECO is part of our New England segment and is a retail distribution company providing electricity and gas to customers in Rhode Island. The associated assets and liabilities were consequently presented as held for sale in the consolidated financial statements for the year ended 31 March 2021.
As NECO does not represent a separate major line of business or geographical operations, the criteria for classification as a discontinued operation are not met and accordingly its results have not been separately disclosed on the face of the income statement.
Whilst all of the regulatory approvals are in place, the disposal of NECO was not finalised as at 31 March 2022 due to the appeal of one of these approvals by the Rhode Island Attorney General. The following assets and liabilities of NECO were classified as held for sale at 31 March 2022:

£m
Goodwill	590
Intangible assets	4
Property, plant and equipment	3,173
Trade and other receivables	251
Cash and cash equivalents	6
Other assets	105
Total assets held for sale	4,129
Borrowings	(1,177)
Pension liabilities	(12)
Other liabilities	(469)
Total liabilities held for sale	(1,658)
Net assets held for sale	2,471
No impairment losses were recognised upon remeasurement of the assets and liabilities prior to classification as held for sale. NECO generated profit after tax of £237 million for the year ended 31 March 2022 (2021: £104 million; 2020: £31 million). Current and deferred tax balances relating to NECO have not been included as held for sale on the basis that those balances will be retained by National Grid rather than transferred with the other assets and liabilities of NECO. Furthermore, the tax balances of NECO have been classified within current and non-current assets and liabilities with the corresponding offsets from the other Group members in accordance with the jurisdictional netting principles.
10. Assets held for sale and discontinued operations continued
(a) Assets held for sale continued
UK Gas Transmission
The Group announced its intention to sell the UK Gas Transmission business on 18 March 2021. On 27 March 2022, the Group agreed to sell 100% of the UK Gas Transmission business to a new entity (the ‘Acquiring Entity’) in exchange for £4.2 billion cash consideration (subject to customary completion adjustments) and a 40% interest in the Acquiring Entity. The other 60% in the Acquiring Entity will be owned by Macquarie Infrastructure and Real Assets (MIRA) and British Columbia Investment Management Corporation (BCI) (together, the ‘Consortium’). £2.0 billion of the cash consideration comes from additional debt financing raised by the Acquiring Entity at completion. The sale is expected to complete in the third quarter of the financial year ending 31 March 2023 subject to the receipt of all regulatory approvals.
On 27 March 2022, the Group also entered into a Further Acquisition Agreement (FAA) with the Consortium. This allows the Consortium to purchase the Group’s 40% interest in the Acquiring Entity for £1.4 billion plus an annualised escalation factor. The FAA can be exercised either in the period between 1 January and 31 March 2023 or in the period between 1 April and 30 June 2023. The deferral of the option window is at our discretion (subject to change, depending on the timing of the closing of the sale agreement).
The Group classified the associated assets and liabilities of the business as held for sale in the consolidated statement of financial position as at 31 August 2021, when the sale was considered to be highly probable following management approval of the sale timetable and communication thereof to potential buyers. As at 31 March 2022, the following assets and liabilities of the UK Gas Transmission business were classified as held for sale:

£m
Intangible assets	159
Property, plant and equipment	4,719
Trade and other receivables	215
Pension assets	664
Cash and cash equivalents	9
Financing derivatives	93
Other assets	12
Total assets held for sale	5,871
Borrowings	(4,165)
Deferred tax liabilities	(803)
Other liabilities	(562)
Total liabilities held for sale	(5,530)
Net assets held for sale	341
No impairment losses were recognised upon remeasurement of the assets and liabilities prior to classification as held for sale.
(b) Discontinued operations
Planned disposal of UK Gas Transmission
As UK Gas Transmission represents a major separate line of business, the business has also met the criteria for classification as a discontinued operation, and therefore the results of the business have been shown separately from the continuing business for all periods presented on the face of the income statement as a discontinued operation.
Disposal of Quadgas HoldCo Limited
In June 2019, the Group sold its remaining 39% interest in Cadent (held through its holding in Quadgas HoldCo Limited (Quadgas)). The aggregate carrying value of our investment in Quadgas at the disposal date was £1,956 million and the total sales proceeds were £1,965 million, resulting in a gain on disposal of £9 million.
We considered the disposal of our 39% investment in Quadgas as the final stage of the plan to dispose of our interest in the UK Gas Distribution business first announced in 2015, and accordingly treated the results and cash flows arising from Quadgas as a discontinued operation on the basis that the sale formed the final part of a ‘single coordinated plan’ to dispose of UK Gas Distribution.
10. Assets held for sale and discontinued operations continued
(b) Discontinued operations continued
The summary income statements for UK Gas Transmission and Quadgas, together representing the discontinued operations of the Group, for the years ended 31 March 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	£m	£m	£m
Discontinued operations
Revenue	1,362	1,114	1,180
Other operating costs	(725)	(620)	(702)
Operating profit	637	494	478
Finance income	—	—	6
Finance costs[1]	(230)	(75)	(147)
Profit before tax	407	419	337
Tax[2]	(236)	(82)	(111)
Profit after tax from discontinued operations	171	337	226
Gain on disposal	—	—	9
Total profit after tax from discontinued operations	171	337	235
1.    Finance costs from discontinued operations include principal accretion of inflation linked liabilities in the UK Gas Transmission business of £158 million (2021: £38 million; 2020: £76 million).
2.    Of the £236 million tax charge in the year ended 31 March 2022, £145 million relates to deferred tax due to the change in the UK corporation tax rate.
The summary statement of comprehensive income for discontinued operations for the years ended 31 March 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	£m	£m	£m
Profit after tax from discontinued operations	171	337	235
Other comprehensive income/(loss) from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement gains/(losses) on pension assets and post-retirement benefit obligations	309	(250)	58
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk	(1)	(11)	(3)
Net losses in respect of cash flow hedging of capital expenditure	—	(2)	—
Tax on items that will never be reclassified to profit or loss	(94)	50	(20)
Total gains/(losses) from discontinued operations that will never be reclassified to profit or loss	214	(213)	35
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains/(losses) in respect of cash flow hedges	1	3	(1)
Net (losses)/gains in respect of cost of hedging	(4)	(6)	2
Tax on items that may be reclassified subsequently to profit or loss	—	—	2
Total losses from discontinued operations that may be reclassified subsequently to profit or loss	(3)	(3)	3
Other comprehensive income/(loss) for the year, net of tax from discontinued operations	211	(216)	38
Total comprehensive income for the year from discontinued operations	382	121	273
Details of the cash flows relating to discontinued operations are set within the consolidated cash flow statement.